Summary of Significant Accounting Policies (Details) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts (in Dollars)	$ 0.6		$ 0.2	$ 0.3
Concentration risk percentage	19.00%
Intangible assets impairment charges (in Dollars)			2.7
Impairment to goodwill (in Dollars)			4.2	14.4
Software development costs (in Dollars)			$ 2.1	$ 5.9	$ 3.1
Total Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer	1
Customer One [Member] | Total Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer	1	1	1	1	1
Concentration risk percentage	12.00%	12.00%	14.00%	11.00%	25.00%
Customer Two [Member] | Net Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer			2	2
Concentration risk percentage			36.00%	34.00%